UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE AGGRESSIVE

GROWTH FUND

FORM N-Q

NOVEMBER 30, 2010

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	November 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 18.8%
Internet & Catalog Retail - 1.2%
Liberty Media Holding Corp., Interactive Group, Series A Shares	3,985,400	$61,614,284	*

Media - 17.4%
Ascent Media Corp., Class A Shares	76,760	2,372,652	*
Cablevision Systems Corp., New York Group, Class A Shares	7,480,800	236,916,936
CBS Corp., Class B Shares	784,000	13,202,560
Comcast Corp., Class A Shares	1,888,700	37,774,000
Comcast Corp., Special Class A Shares	11,487,720	217,922,048
DIRECTV, Class A Shares	2,450,632	101,774,747	*
Discovery Communications Inc., Class A Shares	742,900	30,295,462	*
Discovery Communications Inc., Class C Shares	767,800	27,264,578	*
Liberty Global Inc., Series A Shares	697,331	24,587,891	*
Liberty Global Inc., Series C Shares	707,148	23,788,459	*
Liberty Media - Starz, Series A Shares	341,433	21,457,357	*
Liberty Media Holding Corp., Capital Group, Series A Shares	790,400	45,511,232	*
Madison Square Garden Inc., Class A Shares	1,994,525	43,759,878	*
Viacom Inc., Class B Shares	784,000	29,658,720
World Wrestling Entertainment Inc., Class A Shares	993,600	13,930,272

Total Media		870,216,792

Specialty Retail - 0.2%
Charming Shoppes Inc.	2,626,100	9,992,311	*

TOTAL CONSUMER DISCRETIONARY		941,823,387

ENERGY - 19.3%
Energy Equipment & Services - 12.0%
Core Laboratories N.V.	1,846,390	158,050,984
National-Oilwell Varco Inc.	1,756,161	107,635,108
Weatherford International Ltd.	16,301,460	332,712,798	*

Total Energy Equipment & Services		598,398,890

Oil, Gas & Consumable Fuels - 7.3%
Anadarko Petroleum Corp.	5,724,845	367,306,055

TOTAL ENERGY		965,704,945

FINANCIALS - 3.0%
Capital Markets - 0.8%
Cohen & Steers Inc.	1,343,500	33,856,200
Goldman Sachs Group Inc.	27,100	4,231,394

Total Capital Markets		38,087,594

Thrifts & Mortgage Finance - 2.2%
Astoria Financial Corp.	3,962,230	47,705,249
New York Community Bancorp Inc.	3,784,190	63,574,392

Total Thrifts & Mortgage Finance		111,279,641

TOTAL FINANCIALS		149,367,235

HEALTH CARE - 34.9%
Biotechnology - 19.9%
Alkermes Inc.	1,052,000	11,024,960	*
Amgen Inc.	4,818,600	253,892,034	*
AP Pharma Inc.	135,375	71,749	*
Biogen Idec Inc.	5,577,550	356,795,873	*
Genzyme Corp.	4,350,470	309,840,473	*
Isis Pharmaceuticals Inc.	948,500	8,949,098	*
Vertex Pharmaceuticals Inc.	1,638,640	54,288,143	*

Total Biotechnology		994,862,330

Health Care Equipment & Supplies - 2.3%
Covidien PLC	2,751,310	115,747,612

Health Care Providers & Services - 6.9%
UnitedHealth Group Inc.	9,491,200	346,618,624

Pharmaceuticals - 5.8%
BioMimetic Therapeutics Inc.	1,452,600	16,211,016	*(a)
Forest Laboratories Inc.	6,155,770	196,307,505	*
Teva Pharmaceutical Industries Ltd., ADR	695,170	34,786,307

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Valeant Pharmaceuticals International Inc.	1,720,158	$44,500,488

Total Pharmaceuticals		291,805,316

TOTAL HEALTH CARE		1,749,033,882

INDUSTRIALS - 7.2%
Aerospace & Defense - 2.4%
L-3 Communications Holdings Inc.	1,683,545	118,403,720

Construction & Engineering - 0.7%
Fluor Corp.	643,450	37,210,713

Industrial Conglomerates - 2.2%
Tyco International Ltd.	2,863,710	108,505,972

Machinery - 1.9%
Pall Corp.	2,150,880	97,370,338

TOTAL INDUSTRIALS		361,490,743

INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 0.8%
Arris Group Inc.	1,148,743	11,498,917	*
Nokia Corp., ADR	2,585,508	23,864,239
Nokia OYJ	609,772	5,640,836	(b)

Total Communications Equipment		41,003,992

Computers & Peripherals - 4.1%
LaserCard Corp.	266,700	1,130,808	*
SanDisk Corp.	3,244,200	144,691,320	*
Seagate Technology PLC	4,289,860	57,527,022	*

Total Computers & Peripherals		203,349,150

Electronic Equipment, Instruments & Components - 2.1%
Dolby Laboratories Inc., Class A Shares	249,100	15,765,539	*
Tyco Electronics Ltd.	2,957,650	89,971,713

Total Electronic Equipment, Instruments & Components		105,737,252

Semiconductors & Semiconductor Equipment - 6.3%
Broadcom Corp., Class A Shares	3,721,610	165,574,429
Cree Inc.	1,088,640	70,957,555	*
DSP Group Inc.	188,700	1,443,555	*
Intel Corp.	2,847,140	60,131,597
Standard Microsystems Corp.	666,800	18,170,300	*

Total Semiconductors & Semiconductor Equipment		316,277,436

Software - 2.0%
Advent Software Inc.	953,320	49,172,246	*
Autodesk Inc.	1,489,500	52,564,455	*

Total Software		101,736,701

TOTAL INFORMATION TECHNOLOGY		768,104,531

MATERIALS - 1.6%
Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold Inc.	619,700	62,788,004
Nucor Corp.	398,500	15,039,390

TOTAL MATERIALS		77,827,394

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,586,616,460)		5,013,352,117

	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 0.0%
Repurchase Agreements - 0.0%
Interest in $107,561,000 joint tri-party repurchase agreement dated 11/30/10 with Barclays Capital Inc.; Proceeds at maturity - $57,000; (Fully collateralized by U.S. government obligations, 2.750% due 2/15/19; Market value - $58,140)	0.240%	12/1/10	$57,000	$57,000

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Repurchase Agreements - continued
Interest in $200,000,000 joint tri-party repurchase agreement dated 11/30/10 with RBS Securities Inc.; Proceeds at maturity - $32,000; (Fully collateralized by various U.S. government agency obligations 0.000% to 4.375% due 1/7/11 to 11/15/39; Market value - 32,641)	0.250%	12/1/10	$32,000	$32,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $89,000)				89,000

TOTAL INVESTMENTS - 100.1% (Cost - $2,586,705,460#)				5,013,441,117
Liabilities in Excess of Other Assets - (0.1)%				(4,710,691)

TOTAL NET ASSETS - 100.0%				$5,008,730,426

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At November 30, 2010, the total market value of Affiliated Companies was $16,211,016, and the cost was $11,412,534 (Note 4).

(b)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Information technology	$762,463,695	$5,640,836	—	$768,104,531
Other common stocks	4,245,247,586	—	—	4,245,247,586

Total long-term investments	$5,007,711,281	$5,640,836	—	$5,013,352,117

Short-term investments†	—	89,000	—	89,000

Total investments	$5,007,711,281	$5,729,836	—	$5,013,441,117

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,597,321,306
Gross unrealized depreciation	(170,585,649)

Net unrealized appreciation	$2,426,735,657

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2010, the Fund did not invest in any derivative instruments.

4. Transactions with Affiliated Companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies of the period ended November 30, 2010:

	Affiliate Value at 8/31/10	Purchased		Sold		Dividend Income	Affiliate Value at 11/30/10	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares

BioMimetic Therapeutics Inc.	$13,296,048	—	—	$39,962	5,300	—	$16,211,016	$8,639

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	January 24, 2011